Income taxes (Schedule of Components of Deferred Tax Assets Alternative Minimum Tax Credits) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		$ 626
Net deferred tax assets	$ 626	626
Net Deferred Tax Asset U.S. Alternative Minimum Tax Credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Alternative minimum tax credits	626	626
Net operating losses	742
Total deferred tax assets	1,368	626
Property, plant and equipment	(742)
Net deferred tax assets	$ 626	$ 626